Related Party Transactions - Related Party Loans, Due to Related Party and Administrative Support Agreement (Details) - Southport Acquisition Corp - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 14, 2021	Dec. 10, 2021	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions
Payments made by related party on behalf of the Company			$ 270,590		$ 270,590		$ 270,590	$ 236,233
Administrative fees expense			0		0
Administrative support fee - related party			501,500		501,500		411,500	231,500
Cash capital contribution from Sponsor						$ 333,228	644,227	800,000
Sponsor
Related Party Transactions
Cumulative capital contributions from sponsor			1,444,227		1,444,227
Cash capital contribution from Sponsor			0	$ 97,581	0	333,228	644,227	800,000
Promissory note with related party | Sponsor
Related Party Transactions
Maximum borrowing capacity of related party promissory note	$ 350,000
Administrative Support Agreement | Sponsor
Related Party Transactions
Administrative fees expense per month		$ 15,000
Administrative fees expense				0		0	0	10,500
Administrative support fee - related party			501,500		501,500		411,500	231,500
Working Capital Loans | Affiliate of the Sponsor
Related Party Transactions
Loans convertible into warrants	$ 1,500,000
Price of warrants (in dollars per share)	$ 1
Outstanding Balance			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0